OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Other Assets Pledged as Collateral	Assets pledged

(in thousands of $)	2018	2017
Carrying value of vessels and equipment secured against long-term loans and capital leases	1,517,297	1,555,092